Financial Risk Management - Schedule of Marketable Securities Specified By Investment Grade Credit Rating (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	€ 439,222	€ 758,741
Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	7,275	298,180
Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	7,266	295,843
Credit risk [member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	7,275
Financial marketable securities		298,180
Credit risk [member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	7,266
Financial marketable securities		295,843
Credit risk [member] | High Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	4,523	203,530
Credit risk [member] | High Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	4,519	202,048
Credit risk [member] | Upper Medium Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	2,752	94,650
Credit risk [member] | Upper Medium Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	€ 2,747	€ 93,795